Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses	¥ 20,968	¥ 8,117	¥ 5,388
Total charge-offs	63,473	28,372	24,897
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	47,722	7,142	2,372
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 47,676	¥ 6,901	¥ 2,210